PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 53,005	$ 45,346
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,148	37,127
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,119	15,439
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(8,262)	(7,220)
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	33,590	26,553
Renewable Power | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,991	18,031	$ 10,950
Renewable Power | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,280	12,298	11,650
Renewable Power | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,681)	(3,776)	(2,862)
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,903	9,545
Infrastructure | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,253	8,045	6,725
Infrastructure | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,272	2,690	2,513
Infrastructure | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,622)	(1,190)	(900)
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,779	5,652	5,316
Real Estate | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,854	5,783	5,300
Real Estate | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	798	694	612
Real Estate | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(873)	(825)	(596)
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,733	3,596	3,881
Private Equity and Other | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,050	5,268	5,309
Private Equity and Other | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(231)	(243)
Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (1,086)	$ (1,429)	$ (1,197)